Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Deferred Income Tax Assets And Liabilities [Line Items]
Payroll payable	$ 814	$ 679
Accrued expenses	621	604
Allowance for doubtful accounts	185	247
Net operating loss carry-forwards	76	40
Total current deferred tax assets	1,696	1,570
Less: valuation allowance	(20)	(62)
Current deferred tax assets, net	1,676	1,508
Intangible assets	8	13
Property, plant and equipment	123	132
Net operating loss carry-forwards	489	346
Total non-current deferred tax assets	620	491
Less: valuation allowance	(484)	(337)
Non-current deferred tax assets, net	136	154
Intangible assets	1,757	15
Withholding tax on undistributed earnings	2,210	1,729
Total non-current deferred tax liabilities	$ 3,967	$ 1,744